Expense Example - ATAC Credit Rotation ETF [Member]	Dec. 22, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	798
Expense Example, with Redemption, 10 Years	$ 1,779